ACCOUNTS PAYABLE (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about accounts payable [Line Items]
Accounts payable	$ 741	$ 539
Accruals classified as current, other than payroll accruals	556	676
Payroll accruals	259	233
Trade and other current payables	$ 1,556	1,448
Revision of Prior Period, Reclassification, Adjustment [Member]
Disclosure of detailed information about accounts payable [Line Items]
Payroll accruals		$ 233